FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments, fair value	$ 1,647	$ 1,737
Financial liabilities:
Term Loans, fair value	8,793	11,530
Level 1 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	1,647
Financial liabilities:
Term Loans, fair value	0
Level 2 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Financial liabilities:
Term Loans, fair value	8,793
Level 3 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Financial liabilities:
Term Loans, fair value	$ 0